SIGNIFICANT ACCOUNTING POLICIES (Other Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term bank deposits
Weighted average interest rate for short term bank deposits		2.90%
Inventories
Recorded write-offs for inventory no longer required	$ 3,957	$ 5,807	$ 2,540
Advertising expenses
Advertising expense	225	392	439
Basic and diluted net earnings per share
Total weighted average number of ordinary shares related to outstanding options and warrants excluded from the calculations of diluted loss per share	20,421,865	15,307,820	19,383,247
Fair value of financial instruments
Long-term debt	73,862
Transfers of financial assets
Receivables sold to Israeli financial institutions	$ 4,693	$ 5,696